ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

As at December 31 (millions of dollars)	2025	2024
Accrued liabilities	944	794
Accounts payable	371	348
Unearned revenue	313	336
Regulatory liabilities (Note 11)	230	122
Accrued interest	203	180
Lease obligations (Note 21)	14	14
Environmental liabilities	7	11
Derivative liabilities (Note 16)	4	4
	2,086	1,809